RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2023
Related Party Transactions And Balances

11.  RELATED PARTY TRANSACTIONS AND BALANCES

All related party transactions are recorded at the exchange amount which is the amount agreed to by the Company and the related party.

(a) Key management personnel

The Company has identified its directors and certain senior officers as its key management personnel. The compensation costs for key management personnel for the three and six months ended June 30, 2023 and 2022 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries, benefits, and consulting fees	$296	$299	$580	$738
Share-based payments	649	667	970	824
	$945	$966	$1,550	$1,562

(b) Amounts due to/from related parties

In the normal course of operations the Company transacts with companies related to Avino’s directors or officers. All amounts payable and receivable are non-interest bearing, unsecured and due on demand.

The following table summarizes the amounts were due to/(from) related parties:

	June 30, 2023	December 31, 2022
Oniva International Services Corp.	$102	$100
Silver Wolf Exploration Ltd.	(114)	(72)
Directors	47	-
	$35	$28

For services provided to the Company as President and Chief Executive Officer, the Company pays Intermark Capital Corporation (“ICC”), a company controlled by David Wolfin, the Company’s President and CEO and also a director, for consulting services. For the six months ended June 30, 2023, the Company paid $143 (June 30, 2022 - $197) to ICC.

(c) Other related party transactions

The Company has a cost sharing agreement with Oniva International Services Corp. (“Oniva”) for office and administration services. Pursuant to the cost sharing agreement, the Company will reimburse Oniva for the Company’s percentage of overhead and corporate expenses and for out-of-pocket expenses incurred on behalf of the Company, with a 2.5% markup. David Wolfin, President & CEO, and a director of the Company, is the sole owner of Oniva. The cost sharing agreement may be terminated with one-month notice by either party without penalty. During the three and six months ended June 30, 2023, administrative fees of $12 and $25 were paid to Oniva (three and six months ended June 30, 2022 - $11 and $20)

The transactions with Oniva during the three and six months ended June 30, 2023 and 2022, are summarized below:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries and benefits	$244	$232	$489	$452
Office and miscellaneous	124	109	257	206
	$368	$341	$746	$658